Retirement benefits - Disclosure of balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 3,099
Current service cost	(122)	£ (150)	£ (119)
Interest costs or income on scheme liabilities or assets	163	157	222
Curtailments or settlements	(53)	0	0
Net defined benefit liability (asset), end of period	3,083	3,099
Net surplus	3,083	3,099
Retirement benefit assets	3,240	3,263
Retirement benefit liabilities	(157)	(164)
UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Current service cost	(135)
UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	3,199
Benefits paid	1,158	1,189
Net defined benefit liability (asset), end of period	3,181	3,199
Net surplus	3,181	3,199		£ 1,750
Retirement benefit assets	3,181	3,199
Retirement benefit liabilities	0	0
Defined benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(19,524)	(21,420)
Current service cost	(135)	(168)
Interest costs or income on scheme liabilities or assets	(1,005)	(930)
Curtailments or settlements	697	0
Remeasurement gain - financial	541	1,804
Remeasurement (loss)/gain - demographic	(59)	12
Remeasurement loss - experience	(197)	(55)
Employee contributions	(5)	(6)
Benefits paid	1,197	1,226
Exchange and other movements	15	13
Net defined benefit liability (asset), end of period	(18,475)	(19,524)	(21,420)
Defined benefit obligations | UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(18,729)
Net defined benefit liability (asset), end of period		(18,729)
Defined benefit obligations | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(18,729)	(20,618)
Current service cost	(120)	(155)
Interest costs or income on scheme liabilities or assets	(975)	(901)
Curtailments or settlements	697	0
Remeasurement gain - financial	546	1,797
Remeasurement (loss)/gain - demographic	(47)	13
Remeasurement loss - experience	(203)	(54)
Employee contributions	0	0
Benefits paid	1,158	1,189
Exchange and other movements	(1)	0
Net defined benefit liability (asset), end of period	(17,674)	(18,729)	(20,618)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	22,623	24,914
Interest costs or income on scheme liabilities or assets	1,168	1,087
Employer contribution	29	37
Settlements	(750)	0
Remeasurement - return on scheme assets less than discount rate	(299)	(2,192)
Employee contributions	5	6
Benefits paid	(1,189)	(1,221)
Exchange and other movements	(29)	(8)
Net defined benefit liability (asset), end of period	21,558	22,623	24,914
Fair value of plan assets | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	21,928	24,234
Interest costs or income on scheme liabilities or assets	1,143	1,062
Employer contribution	16	22
Settlements	(750)	0
Remeasurement - return on scheme assets less than discount rate	(310)	(2,184)
Employee contributions	0	0
Benefits paid	(1,158)	(1,189)
Exchange and other movements	(14)	(17)
Net defined benefit liability (asset), end of period	£ 20,855	£ 21,928	£ 24,234